Debentures - Additional Information (Details)		4 Months Ended
	May 14, 2021 CAD ($) USD ($)	Aug. 31, 2021 CAD ($) $ / shares
Debentures
Purchase of senior unsecured subordinated convertible debentures	3,400
Aggregate amount of debentures	$ 3,400,000
Borrowings interest rate	10.00%
Debt Term	36 months
Conversion price | $ / shares		$ 0.36
Closing date of issuance of debentures		120 days
Days prior to end of term		30 days
Share price | $ / shares		$ 0.50
Common Share for consecutive trading days		20 days
Period for conversion		30 days
Net income (loss) for change in the fair value of the Debentures		$ 550,000